Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Telephone: (202) 261-3300

Fax: (202) 261-3333

November 29, 2022

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	PIMCO ETF Trust (the “Trust”)

(File Nos. 333-155395 and 811-22250)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), we hereby certify on behalf of the Trust, that (i) the forms of the Prospectus and the Statement of Additional Information that the Trust would have filed pursuant to Rule 497(c) under the 1933 Act do not differ from those contained in Post-Effective Amendment No. 478, which was filed on November 23, 2022, and (ii) the text of Post-Effective Amendment No. 478 was filed electronically on November 23, 2022.

Please do not hesitate to contact the undersigned at (202) 261-3464 if you have any questions regarding this certification.

Sincerely,

/s/ Adam T. Teufel

Adam T. Teufel

cc:	Ryan Leshaw

Timothy Bekkers

Sonia Bui

Douglas P. Dick